UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.3%
AIR TRANSPORT	1.5%
SKYWEST, INC.		24,500	$408,660

AUTO PARTS	4.8%
GENTHERM, INC.*		11,100	498,612
MOTORCAR PARTS OF AMERICA, INC.*		13,200	413,688
TOWER INTERNATIONAL, INC.*		16,300	387,288
			1,299,588

BACK OFFICE SUPPORT	4.6%
INSPERITY, INC.*		8,700	382,191
KFORCE, INC.		13,100	344,268
NV5 HLDGS., INC.*		11,200	207,872
THE HACKETT GROUP, INC.		22,000	302,500
			1,236,831

BANKS - DIVERSIFIED	7.8%
BRIDGE BANCORP, INC.		14,300	381,953
CENTERSTATE BANKS, INC.		18,800	276,360
EAGLE BANCORP, INC.*		9,380	426,790
FIRST INTERNET BANCORP		6,300	201,285
HOMESTREET, INC.*		14,200	328,020
PACIFIC PREMIER BANCORP, INC.*		20,000	406,400
UNIVEST CORPORATION OF PENNSYLVANIA*		3,702	71,152
			2,091,960

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	2.2%
BOFI HLDG., INC.*		4,676	602,409

BIOTECHNOLOGY	4.3%
ANI PHARMACEUTICALS, INC.*		4,500	177,795
LIGAND PHARMACEUTICALS, INC.*		4,000	342,600
MIMEDX GROUP, INC.*		30,200	291,430
SUCAMPO PHARMACEUTICALS, INC.*		17,100	339,777
			1,151,602

BUILDING MATERIALS	6.9%
ENERGY FOCUS, INC.*		30,700	362,567
LSI INDUSTRIES, INC.		37,200	313,968
PATRICK INDUSTRIES, INC.*		7,750	306,048
PGT, INC.*		44,800	550,144
QUANEX BUILDING PRODUCTS CORP.		17,000	308,890
			1,841,617

CASINOS & GAMBLING	1.2%
ELDORADO RESORTS, INC.*		36,200	326,524

COMMUNICATIONS	1.6%
DIGI INTERNATIONAL, INC.*		36,000	424,440

COMPUTER SERVICES SOFTWARE & SYSTEMS	11.3%
AUTOBYTEL, INC.*		24,000	402,480
BROADSOFT, INC.*		11,600	347,536
CALLIDUS SOFTWARE, INC.*		37,100	630,329
MERCURY SYSTEMS, INC.*		21,300	338,883
QAD, INC.		10,700	273,920
SYNCHRONOSS TECHNOLOGIES, INC.*		8,500	278,800
THE RUBICON PROJECT, INC.*		28,100	408,293
VASCO DATA SECURITY INTERNATIONAL, INC.*		20,800	354,432
			3,034,673

COMPUTER TECHNOLOGY	0.6%
XPLORE TECHNOLOGIES CORP.*		32,400	171,720

CONSUMER LENDING	2.5%
LENDINGTREE, INC.*		4,300	400,029
REGIONAL MANAGEMENT CORP.*		17,500	271,250
			671,279

CONSUMER SERVICES - MISCELLANEOUS	1.3%
NUTRISYSTEM, INC.*		13,600	360,672

DRUG & GROCERY STORE CHAINS	1.2%
NATURAL GROCERS BY VITAMIN COTTAGE, INC.*		14,000	317,660

ENERGY EQUIPMENT	1.3%
POWERSECURE INTERNATIONAL, INC.*		30,300	349,056

FINANCIAL DATA & SYSTEMS	0.8%
PLANET PAYMENT, INC.*		77,600	219,608

HEALTHCARE MANAGEMENT	1.4%
HEALTHEQUITY, INC.*		13,000	384,150

HEALTHCARE - MISCELLANEOUS	1.3%
PROVIDENCE SERVICE CORP.*		8,000	348,640

HEALTHCARE SERVICES	5.4%
ALMOST FAMILY, INC.*		9,120	365,256
AMN HEALTHCARE SERVICES, INC.*		17,800	534,178
LHC GROUP, INC.*		12,100	541,717
			1,441,151

HOTELS & MOTELS	1.6%
THE MARCUS CORP.		22,000	425,480

INSURANCE - PROPERTY-CASUALTY	1.7%
HERITAGE INSURANCE HLDGS., INC.*		22,300	439,979

INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS	0.7%
RADIANT LOGISTICS, INC.*		43,000	191,780

LEISURE TIME	1.5%
SMITH & WESSON HLDGS. CORP.*		23,100	389,697

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.0%
ATRICURE, INC.*		23,100	506,121
INTERSECT ENT, INC.*		7,800	182,520
VASCULAR SOLUTIONS, INC.*		12,186	394,948
			1,083,589

MEDICAL EQUIPMENT	3.5%
INOGEN, INC.*		11,600	563,180
IRADIMED CORP.*		15,000	365,400
			928,580

OFFICE SUPPLIES & EQUIPMENT	0.7%
TRANSACT TECHNOLOGIES, INC.		20,000	181,200

OIL CRUDE PRODUCER	2.3%
CALLON PETROLEUM CO.*		36,900	269,001
RING ENERGY, INC.*		35,000	345,450
			614,451

OIL WELL EQUIPMENT & SERVICES	1.4%
MATRIX SERVICE CO.*		16,100	361,767

PERSONAL CARE	1.4%
ORCHIDS PAPER PRODUCTS CO.		13,900	362,790

PHARMACEUTICALS	1.3%
CAMBREX CORP.*		8,800	349,184

PRODUCTION TECHNOLOGY EQUIPMENT	1.2%
ULTRA CLEAN HLDGS., INC.*		54,500	312,830

SEMICONDUCTORS & COMPONENTS	9.1%
EMCORE CORP.*		21,500	146,200
GIGOPTIX INC.*		184,400	322,700
INPHI CORP.*		31,200	750,048
MAXLINEAR, INC.*		54,100	673,004
PERICOM SEMICONDUCTOR CORP.		29,100	531,075
			2,423,027

SPECIALTY MACHINERY	0.2%
KELSO TECHNOLOGIES, INC.*		40,000	64,000

SPECIALTY RETAIL	2.6%
BUILD-A-BEAR WORKSHOP, INC.*		18,500	349,465
SHOE CARNIVAL, INC.		14,400	342,720
			692,185

TEXTILES - APPAREL & SHOES	1.4%
G-III APPAREL GROUP LTD.*		6,100	376,126

TRUCKERS	2.0%
COVENANT TRANSPORTATION GROUP, INC.*		12,000	215,640
YRC WORLDWIDE, INC.*		24,800	328,848
			544,488

UTILITIES - TELECOMMUNICATIONS	0.7%
PREMIERE GLOBAL SERVICES, INC.*		13,300	182,742

TOTAL EQUITIES
(COST: $23,682,801)			$26,606,135

TOTAL INVESTMENTS	99.3%
(COST: $23,682,801)			$26,606,135

OTHER ASSETS LESS LIABILITIES	0.7%		196,421

NET ASSETS - 100% (EQUIVALENT TO $17.66 PER SHARE BASED ON 1,517,974 SHARES OUTSTANDING)			$26,802,556

Cost of Investments is $23,861,561 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$4,167,068
Gross unrealized depreciation			(1,422,494)
Net unrealized appreciation			$2,744,574

* Non-income producing security during the period ended September 30, 2015

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.9%
AUSTRALIA	1.8%
QANTAS AIRWAYS LTD.*		461,800	$1,205,795

CANADA	3.1%
COTT CORP.		91,800	994,194
IMAX CORP.*		30,200	1,020,458
			2,014,652

CHINA	20.8%
CAR INC.*		746,000	1,074,226
CHINA BIOLOGIC PRODUCTS, INC.*		15,300	1,374,246
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		508,200	1,577,039
CT ENVIRONMENTAL GROUP LTD.		3,576,000	1,116,620
FOSUN INTERNATIONAL LTD.*		293,000	502,819
IKANG HEALTHCARE GROUP, INC. ADS*		171,900	2,544,120
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		368,000	1,894,582
SKY LIGHT HLDGS. LTD.		2,086,000	724,035
SOUFUN HLDGS. LTD.*		90,900	599,940
TARENA INTERNATIONAL, INC. ADS*		103,563	981,777
VIPSHOP HLDGS. LTD. ADS*		78,100	1,312,080
			13,701,484

DENMARK	3.0%
GENMAB A/S*		11,500	1,053,142
PANDORA A/S		7,800	909,965
			1,963,107

FINLAND	1.6%
CRAMO OYJ*		50,400	1,049,226

FRANCE	1.3%
NEXITY SA*		20,000	860,767

GERMANY	1.7%
HYPOPORT AG*		8,100	348,475
STABILUS SA*		20,500	738,770
			1,087,245

IRELAND	1.5%
ICON PLC*		13,500	958,095

JAPAN	9.4%
ADASTRIA CO. LTD.		24,800	1,478,098
GMO INTERNET, INC.		60,600	779,947
HASEKO CORP.*		99,200	1,116,326
KUSURI NO AOKI CO. LTD.*		24,000	1,266,369
SCSK CORP.		20,200	753,511
SHIMIZU CORP.		96,000	819,439
			6,213,690

SOUTH KOREA	1.8%
HANSSEM CO. LTD.*		4,900	1,180,250

SWEDEN	7.4%
BIOGAIA AB		37,200	1,231,111
BYGGMAX GROUP AB*		64,700	575,884
NETENT AB*		11,000	611,768
RAYSEARCH LABORATORIES AB*		133,700	1,900,872
SYSTEMAIR AB		45,000	573,925
			4,893,560

UNITED KINGDOM	1.2%
POWERFLUTE OYJ		551,000	766,783

UNITED STATES OF AMERICA	46.3%
ABIOMED, INC.*		15,900	1,474,884
ADEPTUS HEALTH, INC.*		16,600	1,340,616
AMN HEALTHCARE SERVICES, INC.*		32,300	969,323
ANI PHARMACEUTICALS, INC.*		25,100	991,701
BOFI HLDG., INC.*		9,400	1,211,002
BONANZA CREEK ENERGY, INC.*		168,653	686,418
CALLIDUS SOFTWARE, INC.*		55,700	946,343
COMSCORE, INC.*		15,400	710,710
DIAMONDBACK ENERGY, INC.*		14,800	956,080
DIPLOMAT PHARMACY, INC.*		46,838	1,345,656
ENERGY FOCUS, INC.*		18,755	221,497
EXPRESS, INC.*		38,800	693,356
G-III APPAREL GROUP LTD.*		24,700	1,523,002
GENTHERM, INC.*		36,000	1,617,120
HEALTHEQUITY, INC.*		27,100	800,805
HERITAGE INSURANCE HLDGS., INC.*		49,300	972,689
INFINERA CORP.*		74,800	1,463,088
INPHI CORP.*		51,000	1,226,040
INSPERITY, INC.		21,100	926,923
INTEGRATED DEVICE TECHNOLOGY, INC.*		34,600	702,380
LIGAND PHARMACEUTICALS, INC.*		9,900	847,935
LOGMEIN, INC.*		16,000	1,090,560
MIMEDX GROUP, INC.*		96,300	929,295
NV5 HLDGS., INC.*		22,817	423,483
PGT, INC.*		84,900	1,042,572
POWERSECURE INTERNATIONAL, INC.*		53,700	618,624
SIMULATIONS PLUS, INC.*		60,330	569,515
SKECHERS USA, INC.*		7,300	978,784
SUCAMPO PHARMACEUTICALS, INC.*		35,013	695,708
SYNCHRONOSS TECHNOLOGIES, INC.*		29,800	977,440
THE RUBICON PROJECT, INC.*		101,800	1,479,154
			30,432,703

TOTAL EQUITIES
(COST: $64,236,138)			$66,327,357

RIGHTS	0.0%
FOSUN INTERNATIONAL LTD.(a)*		32,816	$3,965

TOTAL RIGHTS
(COST: $0)			3,965

TOTAL INVESTMENTS	100.9%
(COST: $64,236,138)			$66,331,322

OTHER LIABILITIES LESS ASSETS	(0.9%)		(602,232)

NET ASSETS - 100% (EQUIVALENT TO $27.17 PER SHARE BASED ON 2,419,608 SHARES OUTSTANDING)			$65,729,090

Cost of Investments is $64,335,419 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$8,125,348
Gross unrealized depreciation			(6,129,445)
Net unrealized appreciation			$1,995,903

* Non-income producing security during the period ended September 30, 2015

ADS - American depositary share

(a) Certain securities were fair valued under the discretion of the Board of Trustees

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	24.7%
Consumer Staples	3.4%
Energy	2.5%
Financials	8.5%
Health Care	28.9%
Industrials	13.7%
Information Technology	16.3%
Materials	1.2%
Utilities	1.7%

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.3%
AIR TRANSPORT	1.3%
VIRGIN AMERICA, INC.*		4,600	$157,458

AUTO PARTS	3.1%
GENTHERM, INC.*		4,000	179,680
METALDYNE PERFORMANCE GROUP, INC.		9,000	189,090
			368,770

BACK OFFICE SUPPORT	1.6%
INSPERITY, INC.		4,300	188,899

BANKS - DIVERSIFIED	3.8%
FIRST NBC BANK HLDG. CO.*		4,200	147,168
OPUS BANK*		3,200	122,368
PRIVATEBANCORP, INC.		4,500	172,485
			442,021

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.8%
BOFI HLDG., INC.*		1,600	206,128

BIOTECHNOLOGY	7.3%
AMAG PHARMACEUTICALS, INC.*		2,800	111,244
ICON PLC*		2,500	177,425
INC RESEARCH HLDGS. INC.*		3,800	152,000
LIGAND PHARMACEUTICALS, INC.*		1,500	128,475
MIMEDX GROUP, INC.*		13,700	132,205
PRA HEALTH SCIENCES, INC.*		4,200	163,086
			864,435

BUILDING MATERIALS	2.9%
BUILDERS FIRSTSOURCE, INC.*		15,000	190,200
HEADWATERS, INC.*		8,000	150,400
			340,600

CASINOS & GAMBLING	1.3%
BOYD GAMING CORP.*		9,400	153,220

COMMERCIAL VEHICLES & PARTS	0.7%
WABASH NATIONAL CORP.*		8,000	84,720

COMMUNICATIONS	3.3%
GIGAMON, INC.*		7,400	148,074
INFINERA CORP.*		12,600	246,456
			394,530

COMPUTER SERVICES SOFTWARE & SYSTEMS	12.2%
ARISTA NETWORKS, INC.*		1,300	79,547
COMSCORE, INC.*		3,100	143,065
CVENT, INC.*		5,200	175,032
INFOBLOX, INC.*		5,100	81,498
LOGMEIN, INC.*		2,700	184,032
MICROSTRATEGY, INC.*		800	157,176
SPS COMMERCE, INC.*		2,500	169,725
SYNCHRONOSS TECHNOLOGIES, INC.*		4,300	141,040
THE RUBICON PROJECT, INC.*		11,200	162,736
WEB.COM GROUP, INC.*		6,800	143,344
			1,437,195

DIVERSIFIED RETAIL	1.4%
AARON'S, INC.		4,500	162,495

DRUG & GROCERY STORE CHAINS	1.8%
DIPLOMAT PHARMACY, INC.*		5,200	149,396
SUPERVALU, INC.*		8,700	62,466
			211,862

ENTERTAINMENT	1.6%
IMAX CORP.*		5,400	182,466

FINANCIAL DATA & SYSTEMS	1.3%
CORELOGIC, INC.*		4,200	156,366

FOREST PRODUCTS	1.3%
UNIVERSAL FOREST PRODUCTS, INC.*		2,600	149,968

HEALTHCARE FACILITIES	4.2%
ADEPTUS HEALTH, INC.*		2,300	185,748
AMSURG CORP.*		1,900	147,649
VCA, INC.*		3,000	157,950
			491,347

HEALTHCARE MANAGEMENT	0.8%
HEALTHEQUITY, INC.*		3,000	88,650

HEALTHCARE SERVICES	3.3%
AMN HEALTHCARE SERVICES, INC.*		8,300	249,083
TEAM HEALTH HLDGS. INC.*		2,600	140,478
			389,561

HOTEL & MOTEL	1.3%
EXTENDED STAY AMERICA, INC.		9,400	157,732

HOUSEHOLD EQUIPMENT & PRODUCTS	1.4%
HELEN OF TROY LTD.*		1,800	160,740

INSURANCE - PROPERTY-CASUALTY	0.9%
HERITAGE INSURANCE HLDGS., INC.*		5,200	102,596

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.3%
ABIOMED, INC.*		3,300	306,108
NUVASIVE, INC.*		1,800	86,796
			392,904

MEDICAL EQUIPMENT	5.2%
DEXCOM, INC.*		3,700	317,682
NATUS MEDICAL, INC.*		3,900	153,855
ZELTIQ AESTHETICS, INC.*		4,500	144,135
			615,672

MULTI-LINE INSURANCE	1.2%
NATIONAL GENERAL HLDGS. CORP.		7,100	136,959

OFFICE SUPPLIES & EQUIPMENT	1.3%
ELECTRONICS FOR IMAGING, INC.*		3,500	151,480

OIL CRUDE PRODUCER	3.1%
BONANZA CREEK ENERGY, INC.*		2,300	9,361
CALLON PETROLEUM CO.*		15,700	114,453
DIAMONDBACK ENERGY, INC.*		2,000	129,200
RING ENERGY, INC.*		11,500	113,505
			366,519

OIL WELL EQUIPMENT & SERVICES	1.2%
CORE LABORATORIES NV*		1,400	139,720

PHARMACEUTICALS	2.5%
CAMBREX CORP.*		3,900	154,752
PHIBRO ANIMAL HEALTH CORP.		4,400	139,172
			293,924

PRODUCTION TECHNOLOGY EQUIPMENT	1.4%
TESSERA TECHNOLOGIES, INC.		5,100	165,291

RAILROAD EQUIPMENT	1.2%
WABTEC CORP.		1,600	140,880

RESTAURANTS	1.2%
BJ'S RESTAURANTS, INC.*		3,400	146,302

SCIENTIFIC INSTRUMENTS - CONTROL & FILTER	1.3%
MSA SAFETY INC.		3,900	155,883

SCIENTIFIC INSTRUMENTS - ELECTRICAL	1.4%
A.O. SMITH CORP.		2,500	162,975

SEMICONDUCTORS & COMPONENTS	1.5%
INTEGRATED DEVICE TECHNOLOGY, INC.*		8,500	172,550

SPECIALTY RETAIL	5.7%
BURLINGTON STORES, INC.*		3,200	163,328
CALERES, INC.		4,600	140,438
EXPRESS, INC.*		10,900	194,783
LITHIA MOTORS, INC.		1,600	172,976
			671,525

TEXTILES - APPAREL & SHOES	5.2%
G-III APPAREL GROUP LTD.*		2,600	160,316
OXFORD INDUSTRIES, INC.		2,100	155,148
SKECHERS USA, INC.*		2,200	294,976
			610,440

TOTAL EQUITIES
(COST: $10,413,169)			$11,214,783

TOTAL INVESTMENTS	95.3%
(COST: $10,413,169)			$11,214,783

OTHER ASSETS LESS LIABILITIES	4.7%		554,850

NET ASSETS - 100% (EQUIVALENT TO $15.20 PER SHARE BASED ON 774,481 SHARES OUTSTANDING)			$11,769,633

Cost of Investments is $10,425,224 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,471,545
Gross unrealized depreciation			(681,986)
Net unrealized appreciation			$789,559

* Non-income producing security during the period ended September 30, 2015

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.6%
AUTO COMPONENTS	2.0%
FUYAO GLASS INDUSTRY GROUP CO. LTD.*		600,000	$1,147,038
NEXTEER AUTOMOTIVE GROUP LTD.*		1,000,000	1,010,916
			2,157,954

BIOTECHNOLOGY	5.0%
3SBIO, INC.*		1,300,000	1,331,267
CHINA BIOLOGIC PRODUCTS, INC.*		46,000	4,131,720
			5,462,987

COMMERCIAL SERVICE & SUPPLY	4.1%
CHINA EVERBRIGHT INTERNATIONAL LTD.		1,650,000	2,317,933
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		3,000,000	1,560,831
SOUND GLOBAL LTD.*		5,000,000	645,153
			4,523,917

COMMUNICATIONS EQUIPMENT	1.1%
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD.		1,100,000	1,166,581

DIVERSIFIED CONSUMER SERVICES	1.6%
TAL EDUCATION GROUP ADS*		40,000	1,286,000
TARENA INTERNATIONAL, INC. ADS*		50,000	474,000
			1,760,000

ELECTRICAL EQUIPMENT	8.8%
BOER POWER HLDGS. LTD.		1,500,000	2,538,819
WASION GROUP HLDGS. LTD.		1,600,000	1,661,357
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.		1,350,000	2,346,670
XINYI SOLAR HLDGS. LTD.		5,000,000	1,715,913
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.		200,000	1,488,198
			9,750,957

ELECTRONIC EQUIPMENT & INSTRUMENTS	0.6%
FIH MOBILE LTD.		1,500,000	690,030

FOOD PRODUCTS	0.8%
WH GROUP LTD.*		1,800,000	895,785

HEALTHCARE PROVIDERS & SERVICES	5.8%
HARMONICARE MEDICAL HLDGS. LTD.*		2,600,000	1,905,524
IKANG HEALTHCARE GROUP, INC. ADS*		300,000	4,440,000
			6,345,524

HOTELS, RESTAURANTS & LEISURE	0.4%
HOMEINNS HOTEL GROUP*		15,000	431,100

HOUSEHOLD DURABLES	2.8%
SKY LIGHT HLDGS. LTD.		8,800,000	3,054,412

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	5.7%
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		2,200,000	948,968
CHINA LONGYUAN POWER GROUP CORP. LTD.*		1,000,000	1,081,573
HUADIAN POWER INTERNATIONAL CORP. LTD.		5,500,000	4,315,493
			6,346,034

INSURANCE	3.4%
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		800,000	2,503,679
PING AN INSURANCE GROUP CO. OF CHINA LTD.		250,000	1,249,239
			3,752,918

INTERNET & CATALOG RETAIL	8.8%
ALIBABA GROUP HLDG. LTD. ADS*		15,000	884,550
CTRIP.COM INTERNATIONAL LTD.*		20,000	1,263,600
JD.COM, INC. ADS*		83,000	2,162,980
VIPSHOP HLDGS. LTD. ADS*		320,000	5,376,000
			9,687,130

INTERNET SOFTWARE & SERVICES	13.5%
21VIANET GROUP, INC.*		30,000	548,400
BAIDU, INC. ADS*		8,000	1,099,280
NETEASE.COM, INC. ADS		50,000	6,006,000
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		45,000	2,152,350
TENCENT HLDGS. LTD.		300,000	5,056,944
			14,862,974

MACHINERY	0.8%
TK GROUP HLDGS. LTD.		3,000,000	940,981

MEDIA	1.6%
BONA FILM GROUP LTD.*		150,000	1,786,500

METALS & MINING	2.8%
FOSUN INTERNATIONAL LTD.		1,800,000	3,108,055

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	-

REAL ESTATE	1.4%
SOUFUN HLDGS. LTD. ADS*		240,000	1,584,000

REAL ESTATE MANAGEMENT & DEVELOPMENT	10.6%
CHINA OVERSEAS LAND & INVESTMENT LTD.		1,000,000	3,040,361
CHINA RESOURCES LAND LTD.		1,800,444	4,251,386
DALIAN WANDA COMMERCIAL PROPERTIES CO. LTD.		650,000	3,747,156
KWG PROPERTY HLDG. LTD.		1,000,000	660,391
			11,699,294

ROAD & RAIL	2.5%
CAR, INC.*		1,900,000	2,750,208

SOFTWARE	0.3%
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		1,000,000	377,427

TEXTILES, APPAREL & LUXURY GOODS	4.4%
361 DEGREES INTERNATIONAL LTD.*		488,000	152,751
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		900,000	4,663,101
			4,815,852

UTILITIES - WATER	3.4%
CT ENVIRONMENTAL GROUP LTD.		12,000,000	3,770,738

WIRELESS TELECOMMUNICATION SERVICES	1.4%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.*		800,000	1,512,724

TOTAL EQUITIES
(COST: $100,427,929)			$103,234,082

RIGHTS	0.0%
FOSUN INTERNATIONAL LTD.*		201,600	$24,360

TOTAL RIGHTS
(COST: $0)			$24,360

TOTAL INVESTMENTS	93.6%
(COST: $100,427,929)			$103,258,442

OTHER ASSETS LESS LIABILITIES	6.4%		7,030,588

NET ASSETS - 100% (EQUIVALENT TO $12.01 PER SHARE BASED ON 9,186,642 SHARES OUTSTANDING)			$110,289,030

Cost of Investments is $100,801,786 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			17,709,967
Gross unrealized depreciation			(15,253,311)
Net unrealized appreciation			$2,456,656

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2015

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	93.6%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.1%
AUSTRALIA	4.1%
DOMINO'S PIZZA ENTERPRISES LTD.		214,000	$6,044,332
JAMES HARDIE INDUSTRIES PLC		332,109	3,972,161
ORORA LTD.		3,670,300	5,951,002
QANTAS AIRWAYS LTD.*		3,270,200	8,538,741
			24,506,236

CANADA	8.6%
CANADIAN ENERGY SERVICES & TECHNOLOGY CORP.		759,500	3,511,514
CCL INDUSTRIES, INC.		66,240	9,298,418
COLLIERS INTERNATIONAL GROUP, INC.		85,900	3,488,782
COTT CORP.		626,374	6,783,630
DOLLARAMA, INC.		188,000	12,697,220
DOMINION DIAMOND CORP.		339,600	3,628,847
FIRSTSERVICE CORP.		80,578	2,604,218
KEYERA CORP.		143,000	3,937,992
PAREX RESOURCES, INC.*		840,247	5,824,117
			51,774,738

DENMARK	6.3%
CHR HANSEN HLDG. A/S		127,800	7,138,916
GENMAB A/S*		94,211	8,627,614
PANDORA A/S		105,000	12,249,528
ROYAL UNIBREW A/S		100,660	3,765,668
SYDBANK A/S		156,450	5,948,821
			37,730,547

FINLAND	2.7%
CRAMO OYJ*		146,687	3,053,725
HUHTAMAKI OYJ		234,638	7,160,536
ORION OYJ*		106,500	4,022,461
OUTOTEC OYJ*		479,955	1,773,082
			16,009,804

FRANCE	4.6%
IPSEN SA*		91,300	5,652,051
NEXITY SA*		216,845	9,332,646
SEB SA		66,202	6,096,443
TELEPERFORMANCE SA		91,100	6,896,888
			27,978,028

GERMANY	5.1%
AURELIUS AG		58,023	2,694,967
DEUTSCHE WOHNEN AG*		242,500	6,472,357
KION GROUP AG		72,745	3,224,711
SIXT SE		67,461	3,280,328
SMA SOLAR TECHNOLOGY AG*		211,100	9,110,160
STROEER MEDIA SE		106,581	6,268,140
			31,050,663

HONG KONG	0.4%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		1,292,500	2,428,201

IRELAND	1.4%
ICON PLC*		117,332	8,327,052

ITALY	3.4%
ASTALDI SPA		660,688	6,013,302
BREMBO SPA		145,911	5,641,435
MONCLER SPA		492,500	8,805,453
			20,460,190

JAPAN	27.9%
ADASTRIA CO. LTD.		126,500	7,539,491
ALPS ELECTRIC CO. LTD.		199,000	5,565,332
ASAHI INTECC CO. LTD.		74,500	2,664,152
COCOKARA FINE, INC.		84,600	3,109,957
DAIFUKU CO. LTD.		371,000	5,056,350
GMO INTERNET, INC.		366,300	4,714,435
HASEKO CORP.*		601,600	6,769,975
IIDA GROUP HLDGS. CO. LTD.		184,200	2,860,539
IZUMI CO. LTD.		106,800	4,304,405
KAJIMA CORP.		1,280,000	6,753,970
KAKEN PHARMACEUTICAL CO. LTD.		94,200	8,676,781
KUSURI NO AOKI CO. LTD.*		98,100	5,176,285
KYOWA HAKKO KIRIN CO. LTD.*		609,000	9,025,983
MEGMILK SNOW BRAND CO. LTD.*		309,900	5,905,317
MISUMI GROUP, INC.		282,300	2,892,066
MITSUI CHEMICALS, INC.		832,000	2,642,371
NEXON CO. LTD.*		429,700	5,677,277
NIHON CHOUZAI CO. LTD.		89,400	3,554,687
OKAMOTO INDUSTRIES, INC.		201,000	1,893,302
OPEN HOUSE CO. LTD.		366,700	5,630,487
OTSUKA CORP.*		89,200	4,327,462
SANTEN PHARMACEUTICAL CO. LTD.		362,000	4,825,057
SCSK CORP.		191,200	7,132,247
SHIMADZU CORP.		453,800	6,487,451
SHIMAMURA CO. LTD.*		30,500	3,269,537
SHIMIZU CORP.		760,000	6,487,225
TAKEUCHI MANUFACTURING CO. LTD.		425,000	7,368,816
TEMP HLDGS. CO. LTD.		147,200	6,675,014
TREND MICRO, INC.*		283,200	9,950,302
TSURUHA HLDGS., INC.		54,300	4,657,583
WACOAL HLDGS. CORP.*		249,600	2,971,107
ZOJIRUSHI CORP.		241,000	3,447,305
			168,012,268

NETHERLANDS	0.8%
CORBION NV		208,400	4,773,941

SWEDEN	5.6%
EVOLUTION GAMING GROUP AB*		181,751	5,808,649
FINGERPRINT CARDS AB*		104,900	3,872,652
HEXPOL AB		356,700	3,984,642
MEDA AB		650,900	9,285,240
MYCRONIC AB		383,802	2,109,306
SWEDISH ORPHAN BIOVITRUM AB*		669,953	8,836,656
			33,897,145

SWITZERLAND	4.1%
GALENICA AG*		7,982	10,163,823
SWISS LIFE HLDG. AG*		33,700	7,517,320
U-BLOX AG		35,312	7,105,154
			24,786,297

UNITED KINGDOM	17.1%
ABCAM PLC		474,800	4,172,724
ADMIRAL GROUP PLC		475,600	10,805,494
AUTO TRADER GROUP PLC*		1,340,700	6,876,893
BEAZLEY PLC		1,100,300	5,941,720
BERKELEY GROUP HLDGS. PLC		186,400	9,417,274
BETFAIR GROUP PLC		171,400	8,610,186
CREST NICHOLSON HLDGS. PLC		545,800	4,714,140
DOMINO'S PIZZA GROUP PLC		335,700	4,509,176
GREGGS PLC		225,100	3,694,350
HIKMA PHARMACEUTICALS PLC		176,800	6,097,474
HOWDEN JOINERY GROUP PLC		531,600	3,912,016
JD SPORTS FASHION PLC*		352,400	5,090,637
JOHN WOOD GROUP PLC		206,000	1,916,352
OPTIMAL PAYMENTS PLC*		1,817,400	8,858,828
REDROW PLC		675,014	4,658,015
REGUS PLC		1,131,300	5,246,658
RIGHTMOVE PLC		154,200	8,508,873
			103,030,810

TOTAL EQUITIES
(COST: $528,273,667)			$554,765,920

COMMERCIAL PAPER	4.8%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.35% DUE 10/01/2015		29,000,000	$29,000,000

TOTAL COMMERCIAL PAPER
(COST: $29,000,000)			$29,000,000

TOTAL INVESTMENTS	96.9%
(COST: $557,273,667)			$583,765,920

OTHER ASSETS LESS LIABILITIES	3.1%		18,375,617

NET ASSETS - 100% (EQUIVALENT TO $19.95 PER SHARE BASED ON 30,186,747 SHARES OUTSTANDING)			$602,141,537

Cost of investments is $562,526,086 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$51,057,249
Gross unrealized depreciation			(29,817,415)
Net unrealized appreciation			$21,239,834

* Non-income producing security during the period ended September 30, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	25.1%
Consumer Staples	6.9%
Energy	2.5%
Financials	10.0%
Health Care	15.0%
Industrials	12.2%
Information Technology	12.4%
Materials	7.6%
Telecommunication Services	0.4%

OBERWEIS ASIA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	88.1%
AUSTRALIA	4.7%
ESTIA HEALTH LTD.		20,000	$95,617
ISENTIA GROUP LTD.		10,000	27,510
SELECT HARVESTS LTD.		3,000	23,506
SURFSTITCH GROUP LTD.*		40,000	45,932
VITACO HLDGS. LTD.*		10,000	19,092
			211,657

CHINA	22.2%
21VIANET GROUP, INC.*		3,000	54,840
BAIDU.COM, INC. ADS*		150	20,611
BONA FILM GROUP LTD.*		8,000	95,280
CHINA OVERSEAS LAND & INVESTMENT LTD.		20,000	60,807
CHINA RESOURCES LAND LTD.		40,000	94,452
CT ENVIRONMENTAL GROUP LTD.		200,000	62,846
DALIAN WANDA COMMERCIAL PROPERTIES CO. LTD.		16,000	92,238
HOMEINNS HOTEL GROUP*		800	22,992
IKANG HEALTHCARE GROUP, INC.*		3,000	44,400
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		22,000	113,987
SKY LIGHT HLDGS. LTD.		150,000	52,064
SOUFUN HLDGS. LTD. ADS*		12,000	79,200
SOUND GLOBAL LTD.*		100,000	12,903
TENCENT HLDGS. LTD.		1,500	25,285
VIPSHOP HLDGS. LTD. ADS*		3,000	50,400
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.		50,000	86,914
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD. CO.		20,000	21,210
			990,429

INDIA	13.3%
AUROBINDO PHARMA LTD.		18,000	211,559
AXIS BANK LTD.		10,000	75,837
BAJAJ FINSERV LTD.*		1,000	26,337
GLENMARK PHARMACEUTICALS LTD.		8,000	128,082
INFO EDGE INDIA LTD.		1,927	23,484
IRB INFRASTRUCTURE DEVELOPERS LTD.*		10,000	36,351
KAYA LTD.*		3,000	46,668
LUPIN LTD.*		500	15,523
SUZLON ENERGY LTD.*		100,000	31,933
			595,774

JAPAN	22.4%
ALPS ELECTRIC CO. LTD.		3,500	98,840
ASAHI INTECC CO. LTD.		2,500	90,107
COCOKARA FINE, INC.		1,000	36,878
CYBERDYNE, INC.*		1,000	11,863
DAIFUKU CO. LTD.		2,000	27,479
GULLIVER INTERNATIONAL CO. LTD.		5,000	45,796
GURUNAVI, INC.		1,000	16,513
HASEKO CORP.*		3,500	39,649
KAKEN PHARMACEUTICAL CO. LTD.		500	46,409
KOSE CORP.		2,000	182,539
KUSURI NO AOKI CO. LTD.*		1,000	52,875
LAOX CO. LTD.*		10,000	29,865
MEIJI HLDGS. CO. LTD.		400	29,332
MURATA MANUFACTURING CO. LTD.		200	25,835
OPEN HOUSE CO. LTD.		3,000	46,425
PENTA-OCEAN CONSTRUCTION CO. LTD.*		5,000	23,470
PIGEON CORP.		3,000	70,097
ROHTO PHARMACEUTICAL CO. LTD.*		2,000	30,697
TAKEUCHI MANUFACTURING CO. LTD.*		3,000	52,510
TEMP HLDGS. CO. LTD.		1,000	45,696
			1,002,875

SINGAPORE	0.6%
Q&M DENTAL GROUP SINGAPORE LTD.		50,000	25,009

SOUTH KOREA	24.0%
BYUCKSAN CORP.*		12,000	92,919
CJ E&M CORP.*		1,000	77,448
COSMAX, INC.		800	144,685
GREEN CROSS CORP.		600	95,091
GS RETAIL CO. LTD.*		600	30,983
HANA TOUR SERVICE, INC.*		500	61,431
HANMI PHARM CO. LTD.*		100	31,491
HANSSEM CO. LTD.		600	145,274
HYUNDAI GREENFOOD CO. LTD.*		1,000	21,661
INBODY CO. LTD.*		1,500	49,461
KOREA KOLMAR CO. LTD.*		500	41,944
LOEN ENTERTAINMENT, INC.*		800	54,152
MEDY-TOX, INC.		250	90,434
OSSTEM IMPLANT CO. LTD.*		1,000	55,225
WEMADE ENTERTAINMENT CO. LTD.*		500	19,956
YOUNGONE CORP.*		1,200	61,455
			1,073,610

THAILAND	0.9%
SRISAWAD POWER 1979 PCL		40,800	41,428

TOTAL EQUITIES
(COST: $3,811,872)			$3,940,782

TOTAL INVESTMENTS	88.1%
(COST: $3,811,872)			$3,940,782

OTHER ASSETS LESS LIABILITIES	11.9%		533,387

NET ASSETS - 100% (EQUIVALENT TO $8.91 PER SHARE BASED ON 502,027 SHARES OUTSTANDING)			$4,474,169

Cost of Investments is $3,823,348 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$481,389
Gross unrealized depreciation			(363,955)
Net unrealized appreciation			$117,434

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2015

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	21.1%
Consumer Staples	14.6%
Financials	11.5%
Health Care	22.8%
Industrials	9.2%
Information Technology	7.5%
Utilities	1.4%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	91.9%
AUSTRALIA	4.1%
DOMINO'S PIZZA ENTERPRISES LTD.		92,200	$2,604,147
JAMES HARDIE INDUSTRIES PLC		143,000	1,710,339
ORORA LTD.		1,580,600	2,562,775
QANTAS AIRWAYS LTD.*		1,408,300	3,677,178
			10,554,439

CANADA	8.6%
CANADIAN ENERGY SERVICES & TECHNOLOGY CORP.		327,100	1,512,332
CCL INDUSTRIES, INC.		28,572	4,010,785
COLLIERS INTERNATIONAL GROUP, INC.		37,000	1,502,735
COTT CORP.		269,700	2,920,851
DOLLARAMA, INC.		80,900	5,463,857
DOMINION DIAMOND CORP.		146,100	1,561,173
FIRSTSERVICE CORP.		34,700	1,121,477
KEYERA CORP.		61,200	1,685,350
PAREX RESOURCES, INC.*		360,600	2,499,476
			22,278,036

DENMARK	6.2%
CHR HANSEN HLDG. A/S		55,000	3,072,304
GENMAB A/S*		40,504	3,709,258
PANDORA A/S		45,200	5,273,130
ROYAL UNIBREW A/S		43,560	1,629,571
SYDBANK A/S		67,130	2,552,536
			16,236,799

FINLAND	2.7%
CRAMO OYJ*		63,100	1,313,614
HUHTAMAKI OYJ		101,100	3,085,307
ORION OYJ*		45,900	1,733,624
OUTOTEC OYJ*		207,500	766,561
			6,899,106

FRANCE	4.6%
IPSEN SA*		39,200	2,426,729
NEXITY SA*		93,400	4,019,780
SEB SA		28,400	2,615,313
TELEPERFORMANCE SA		39,200	2,967,706
			12,029,528

GERMANY	5.1%
AURELIUS AG		25,000	1,161,163
DEUTSCHE WOHNEN AG*		104,400	2,786,450
KION GROUP AG		31,100	1,378,631
SIXT SE		29,000	1,410,141
SMA SOLAR TECHNOLOGY AG*		90,900	3,922,850
STROEER MEDIA SE		46,000	2,705,309
			13,364,544

HONG KONG	0.4%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		562,500	1,056,761

IRELAND	1.4%
ICON PLC*		50,400	3,576,888

ITALY	3.4%
ASTALDI SPA		284,500	2,589,398
BREMBO SPA		62,800	2,428,070
MONCLER SPA		212,100	3,792,156
			8,809,624

JAPAN	27.8%
ADASTRIA CO. LTD.		54,500	3,248,239
ALPS ELECTRIC CO. LTD.		84,300	2,357,575
ASAHI INTECC CO. LTD.		32,100	1,147,910
COCOKARA FINE, INC.		36,500	1,341,766
DAIFUKU CO. LTD.		157,600	2,147,927
GMO INTERNET, INC.		157,100	2,021,943
HASEKO CORP.*		259,100	2,915,726
IIDA GROUP HLDGS. CO. LTD.		80,100	1,243,915
IZUMI CO. LTD.		46,300	1,866,049
KAJIMA CORP.		550,000	2,902,096
KAKEN PHARMACEUTICAL CO. LTD.		40,600	3,739,674
KUSURI NO AOKI CO. LTD.*		42,200	2,226,699
KYOWA HAKKO KIRIN CO. LTD.*		262,000	3,883,099
MEGMILK SNOW BRAND CO. LTD.*		133,900	2,551,539
MISUMI GROUP, INC.		121,600	1,245,750
MITSUI CHEMICALS, INC.		360,000	1,143,333
NEXON CO. LTD.*		186,300	2,461,430
NIHON CHOUZAI CO. LTD.		38,500	1,530,821
OKAMOTO INDUSTRIES, INC.		86,000	810,070
OPEN HOUSE CO. LTD.		157,900	2,424,472
OTSUKA CORP.*		38,400	1,862,943
SANTEN PHARMACEUTICAL CO. LTD.		155,000	2,065,978
SCSK CORP.		82,300	3,070,000
SHIMADZU CORP.		196,000	2,801,984
SHIMAMURA CO. LTD.*		13,200	1,415,013
SHIMIZU CORP.		327,000	2,791,214
TAKEUCHI MANUFACTURING CO. LTD.		180,900	3,136,515
TEMP HLDGS. CO. LTD.		63,400	2,874,972
TREND MICRO, INC.*		121,900	4,282,987
TSURUHA HLDGS., INC.		23,400	2,007,135
WACOAL HLDGS. CORP.*		107,200	1,276,052
ZOJIRUSHI CORP.		104,000	1,487,634
			72,282,460

NETHERLANDS	0.8%
CORBION NV		89,800	2,057,101

SWEDEN	5.6%
EVOLUTION GAMING GROUP AB*		77,900	2,489,636
FINGERPRINT CARDS AB*		45,500	1,679,749
HEXPOL AB		153,700	1,716,959
MEDA AB		280,300	3,998,545
MYCRONIC AB		165,300	908,459
SWEDISH ORPHAN BIOVITRUM AB*		288,500	3,805,305
			14,598,653

SWITZERLAND	4.1%
GALENICA AG*		3,415	4,348,466
SWISS LIFE HLDG. AG*		14,500	3,234,455
U-BLOX AG		15,160	3,050,355
			10,633,276

UNITED KINGDOM	17.1%
ABCAM PLC		205,700	1,807,770
ADMIRAL GROUP PLC		204,800	4,652,997
AUTO TRADER GROUP PLC*		577,400	2,961,675
BEAZLEY PLC		472,800	2,553,163
BERKELEY GROUP HLDGS. PLC		80,300	4,056,905
BETFAIR GROUP PLC		73,800	3,707,303
CREST NICHOLSON HLDGS. PLC		235,000	2,029,723
DOMINO'S PIZZA GROUP PLC		144,400	1,939,604
GREGGS PLC		97,000	1,591,968
HIKMA PHARMACEUTICALS PLC		75,800	2,614,188
HOWDEN JOINERY GROUP PLC		228,500	1,681,519
JD SPORTS FASHION PLC*		151,900	2,194,290
JOHN WOOD GROUP PLC		88,700	825,147
OPTIMAL PAYMENTS PLC*		782,700	3,815,233
REDROW PLC		290,700	2,006,010
REGUS PLC		491,300	2,278,514
RIGHTMOVE PLC		66,400	3,664,002
			44,380,011

TOTAL EQUITIES
(COST: $227,004,374)			$238,757,226

COMMERCIAL PAPER	4.6%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.35% DUE 10/01/2015		12,000,000	$12,000,000

TOTAL COMMERCIAL PAPER
(COST: $12,000,000)			$12,000,000

TOTAL INVESTMENTS	96.5%
(COST: $239,004,374)			$250,757,226

OTHER ASSETS LESS LIABILITIES	3.5%		9,202,883

NET ASSETS - 100% (EQUIVALENT TO $9.68 PER SHARE BASED ON 26,860,962 SHARES OUTSTANDING)			$259,960,109

Cost of investments is $241,454,196 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$22,254,347
Gross unrealized depreciation			(12,951,317)
Net unrealized appreciation			$9,303,030

* Non-income producing security during the period ended September 30, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	25.0%
Consumer Staples	6.9%
Energy	2.5%
Financials	10.0%
Health Care	15.0%
Industrials	12.1%
Information Technology	12.4%
Materials	7.6%
Telecommunication Services	0.4%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2015:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$ 26,606,135	$ 11,214,783
Total Level 1	26,606,135	11,214,783
Level 2	-	-
Level 3	-	-
Total Investments	$ 26,606,135	$ 11,214,783

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities Total Asia Total Australia Total Europe Total North America Total Level 1	$ 21,095,425 1,205,795 11,578,782 32,447,355 66,327,357	$ 42,339,624 - - - 42,339,624
Level 2 – Equities Total Asia Total Level 2	3,965 3,965	60,918,818 60,918,818
Level 3	-	-
Total Investments	$ 66,331,322	$ 103,258,442

	International Opportunities Fund	Asia Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites Total Asia Total Australia Total Europe Total North America Total Level 1	$ 170,440,469 24,506,236 308,044,477 51,774,738 554,765,920	$ 494,881 19,092 - - 513,973	$ 73,339,221 10,554,439 132,585,530 22,278,036 238,757,226
Level 2 Total Asia Total Australia Total Commercial Paper Total Level 2	- - 29,000,000 29,000,000	3,234,243 192,566 - 3,426,809	- - 12,000,000 12,000,000
Level 3	-	-	-
Total Investments	$ 583,765,920	$ 3,940,782	$ 250,757,226

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant transfers between Levels 1 and 2 included securities valued at $47,191,034, $298,801,098, $134,899,036 and $701,643 at September 30, 2015 respectively for the China Opportunities Fund, International Opportunities Fund, International Opportunities Institutional Fund and Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2014 but not at September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 30, 2015

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 30, 2015